United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2018

Date of Reporting Period: Quarter ended 04/30/2018

Item 1.	Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
April 30, 2018 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—4.7%
		Federal Home Loan Mortgage Corporation ARM—1.4%
$11,693,090		2.490%, 7/1/2046	$11,625,188
		Federal National Mortgage Association ARM—3.3%
1,128,885		2.616%, 4/1/2033	1,155,182
313,114		2.682%, 5/1/2040	316,427
67,306		2.682%, 5/1/2040	68,025
144,902		2.682%, 8/1/2040	146,555
265,583		2.718%, 9/1/2027	267,701
1,131,672		3.127%, 6/1/2038	1,160,479
228,344		3.200%, 7/1/2033	233,764
679,311		3.237%, 6/1/2036	714,670
4,769,773		3.291%, 2/1/2039	4,931,029
473,465		3.330%, 4/1/2024	479,048
2,362,801		3.340%, 1/1/2035	2,479,490
22,708		3.341%, 8/1/2032	23,336
1,014,350		3.364%, 8/1/2034	1,051,183
632,761		3.470%, 6/1/2036	659,791
1,213,567		3.472%, 1/1/2035	1,244,184
9,038,335		3.506%, 12/1/2035	9,463,245
133,476		3.600%, 5/1/2036	137,755
1,009,247		3.617%, 9/1/2037	1,068,395
87,544		3.660%, 2/1/2037	90,773
21,658		3.665%, 12/1/2032	22,781
954,005		3.702%, 9/1/2035	986,833
13,977		3.715%, 2/1/2033	14,666
310,328		3.820%, 3/1/2033	322,307
		TOTAL	27,037,619
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $38,904,718)	38,662,807
		COLLATERALIZED MORTGAGE OBLIGATIONS—42.2%
	[1]	Fannie Mae—0.5%
199,405		Fannie Mae BA 4035 BA 4035 FB, 2.397% (1-month USLIBOR +0.500%), 8/25/2039	200,586
684,457		Fannie Mae FA, 2.397% (1-month USLIBOR +0.500%), 9/25/2038	686,010
3,303,127		Fannie Mae GS 3381 GS 3381 FC, 2.497% (1-month USLIBOR +0.600%), 2/25/2037	3,326,745
		TOTAL	4,213,341
	[1]	Federal Home Loan Mortgage Corporation REMIC—3.9%
22,637		Series 1146 E, 2.947% (1-month USLIBOR +1.050%), 9/15/2021	22,842
413,591		Series 1534 J, 2.797% (1-month USLIBOR +0.900%), 6/15/2023	417,220
391,586		Series 1632 FB, 3.097% (1-month USLIBOR +1.200%), 11/15/2023	396,029
213,678		Series 2111 MA, 2.397% (1-month USLIBOR +0.500%), 1/15/2029	215,137
218,323		Series 2111 MB, 2.397% (1-month USLIBOR +0.500%), 1/15/2029	219,814
222,968		Series 2111 MC, 2.397% (1-month USLIBOR +0.500%), 1/15/2029	224,491
145,127		Series 2286 FA, 2.297% (1-month USLIBOR +0.400%), 2/15/2031	145,906
110,079		Series 2292 KF, 2.147% (1-month USLIBOR +0.250%), 7/25/2022	110,121
307,678		Series 2296 FC, 2.397% (1-month USLIBOR +0.500%), 6/15/2029	309,897
506,004		Series 2326 FJ, 2.847% (1-month USLIBOR +0.950%), 6/15/2031	515,699
690,038		Series 2344 FP, 2.847% (1-month USLIBOR +0.950%), 8/15/2031	703,578

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation REMIC—continued
$324,598		Series 2367 FG, 2.517% (1-month USLIBOR +0.620%), 6/15/2031	$328,641
130,464		Series 2380 FI, 2.497% (1-month USLIBOR +0.600%), 6/15/2031	131,991
862,636		Series 2380 FL, 2.497% (1-month USLIBOR +0.600%), 11/15/2031	871,543
438,301		Series 2386 FE, 2.597% (1-month USLIBOR +0.700%), 6/15/2031	444,832
178,189		Series 2389 FI, 2.647% (1-month USLIBOR +0.750%), 6/15/2031	181,175
39,476		Series 2395 FT, 2.347% (1-month USLIBOR +0.450%), 12/15/2031	39,764
107,619		Series 2396 FL, 2.497% (1-month USLIBOR +0.600%), 12/15/2031	108,581
529,956		Series 2412 OF, 2.847% (1-month USLIBOR +0.950%), 12/15/2031	540,335
477,636		Series 2418 FO, 2.797% (1-month USLIBOR +0.900%), 2/15/2032	484,460
243,199		Series 242 F29, 2.147% (1-month USLIBOR +0.250%), 11/15/2036	242,911
188,898		Series 244 F22, 2.247% (1-month USLIBOR +0.350%), 12/15/2036	189,221
445,060		Series 244 F30, 2.197% (1-month USLIBOR +0.300%), 12/15/2036	445,517
158,812		Series 2451 FC, 2.897% (1-month USLIBOR +1.000%), 5/15/2031	162,225
15,044		Series 2452 FG, 2.447% (1-month USLIBOR +0.550%), 3/15/2032	15,226
247,787		Series 2460 FE, 2.897% (1-month USLIBOR +1.000%), 6/15/2032	253,294
127,148		Series 2470 FI, 2.297% (1-month USLIBOR +0.400%), 10/15/2026	127,665
161,008		Series 2470 FW, 2.897% (1-month USLIBOR +1.000%), 5/15/2031	164,346
154,157		Series 2470 FX, 2.897% (1-month USLIBOR +1.000%), 5/15/2031	157,353
248,900		Series 2470 GF, 2.897% (1-month USLIBOR +1.000%), 6/15/2032	254,432
121,480		Series 2471 FS, 2.397% (1-month USLIBOR +0.500%), 2/15/2032	122,549
565,690		Series 2475 FL, 2.897% (1-month USLIBOR +1.000%), 2/15/2032	578,410
377,126		Series 2476 FC, 2.897% (1-month USLIBOR +1.000%), 2/15/2032	385,606
248,112		Series 2477 FD, 2.297% (1-month USLIBOR +0.400%), 7/15/2032	249,661
371,761		Series 2479 FA, 2.297% (1-month USLIBOR +0.400%), 8/15/2032	373,385
118,262		Series 2481 FC, 2.897% (1-month USLIBOR +1.000%), 5/15/2031	120,885
292,178		Series 2493 F, 2.297% (1-month USLIBOR +0.400%), 9/15/2029	293,776
429,325		Series 2495 F, 2.297% (1-month USLIBOR +0.400%), 9/15/2032	431,546
257,573		Series 2498 HF, 2.897% (1-month USLIBOR +1.000%), 6/15/2032	263,297
129,794		Series 2504 FP, 2.397% (1-month USLIBOR +0.500%), 3/15/2032	130,944
524,270		Series 2526 FC, 2.297% (1-month USLIBOR +0.400%), 11/15/2032	527,265
447,955		Series 2530 FK, 2.297% (1-month USLIBOR +0.400%), 6/15/2029	449,719
698,450		Series 2551 FD, 2.297% (1-month USLIBOR +0.400%), 1/15/2033	701,846
429,926		Series 2571 FK, 2.397% (1-month USLIBOR +0.500%), 9/15/2023	432,153
128,792		Series 2610 FD, 2.397% (1-month USLIBOR +0.500%), 12/15/2032	129,992
2,098,735		Series 2631 FC, 2.297% (1-month USLIBOR +0.400%), 6/15/2033	2,109,845
465,282		Series 2671 F, 2.347% (1-month USLIBOR +0.450%), 9/15/2033	468,831
585,372		Series 2684 FV, 2.797% (1-month USLIBOR +0.900%), 10/15/2033	597,748
2,175,065		Series 2750 FG, 2.297% (1-month USLIBOR +0.400%), 2/15/2034	2,183,507
4,762,099		Series 2750 FH, 2.397% (1-month USLIBOR +0.500%), 2/15/2034	4,811,805
73,050		Series 2758 FH, 2.247% (1-month USLIBOR +0.350%), 3/15/2019	73,036
291,123		Series 2763 FB, 2.247% (1-month USLIBOR +0.350%), 4/15/2032	291,403
501,714		Series 2796 FD, 2.247% (1-month USLIBOR +0.350%), 7/15/2026	502,970
1,241,200		Series 2812 LF, 2.297% (1-month USLIBOR +0.400%), 6/15/2034	1,245,876
105,731		Series 2861 AF, 2.197% (1-month USLIBOR +0.300%), 9/15/2034	105,690
834,434		Series 3036 NF, 2.197% (1-month USLIBOR +0.300%), 8/15/2035	834,190
172,352		Series 3085 FW, 2.597% (1-month USLIBOR +0.700%), 8/15/2035	175,513
1,054,532		Series 3085 VF, 2.217% (1-month USLIBOR +0.320%), 12/15/2035	1,055,188
972,799		Series 3184 JF, 2.297% (1-month USLIBOR +0.400%), 7/15/2036	976,591
894,931		Series 3191 FE, 2.297% (1-month USLIBOR +0.400%), 7/15/2036	897,781
102,595		Series 3300 FA, 2.197% (1-month USLIBOR +0.300%), 8/15/2035	102,570

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	[1]	Federal Home Loan Mortgage Corporation REMIC—continued
$102,959		Series 3325 NF, 2.197% (1-month USLIBOR +0.300%), 8/15/2035	$102,934
1,373,799		Series 3380 FP, 2.247% (1-month USLIBOR +0.350%), 11/15/2036	1,374,931
975,146		Series 3542 NF, 2.647% (1-month USLIBOR +0.750%), 7/15/2036	991,041
		TOTAL	32,516,730
		Federal National Mortgage Association REMIC—13.7%
239,513	[1]	Series 1993-165 FE, 3.047% (1-month USLIBOR +1.150%), 9/25/2023	243,024
114,624	[1]	Series 1993-62 FA, 2.016% (Cost of Funds—11th District - San Francisco +1.200%), 4/25/2023	115,707
170,962	[1]	Series 1998-22 FA, 2.294% (1-month USLIBOR +0.400%), 4/18/2028	171,684
51,285	[1]	Series 2000-34 F, 2.347% (1-month USLIBOR +0.450%), 10/25/2030	51,662
38,528	[1]	Series 2000-37 FA, 2.397% (1-month USLIBOR +0.500%), 11/25/2030	38,709
89,728	[1]	Series 2001-34 FB, 2.194% (1-month USLIBOR +0.300%), 12/18/2028	89,863
69,169	[1]	Series 2001-34 FL, 2.397% (1-month USLIBOR +0.500%), 8/25/2031	69,634
554,549	[1]	Series 2001-46 F, 2.294% (1-month USLIBOR +0.400%), 9/18/2031	556,555
249,465	[1]	Series 2001-53 FX, 2.247% (1-month USLIBOR +0.350%), 10/25/2031	249,346
660,125	[1]	Series 2001-56 FG, 2.397% (1-month USLIBOR +0.500%), 10/25/2031	665,384
228,744	[1]	Series 2001-68 FD, 2.397% (1-month USLIBOR +0.500%), 12/25/2031	230,327
416,831	[1]	Series 2002-17 JF, 2.897% (1-month USLIBOR +1.000%), 4/25/2032	426,183
405,143	[1]	Series 2002-34 FC, 2.894% (1-month USLIBOR +1.000%), 12/18/2031	413,958
248,696	[1]	Series 2002-37 F, 2.697% (1-month USLIBOR +0.800%), 11/25/2031	252,850
13,670	[1]	Series 2002-39 FB, 2.444% (1-month USLIBOR +0.550%), 3/18/2032	13,837
225,752	[1]	Series 2002-4 FJ, 2.347% (1-month USLIBOR +0.450%), 2/25/2032	227,379
146,881	[1]	Series 2002-41 F, 2.447% (1-month USLIBOR +0.550%), 7/25/2032	148,165
1,241,450	[1]	Series 2002-47 NF, 2.897% (1-month USLIBOR +1.000%), 4/25/2032	1,269,709
182,563	[1]	Series 2002-52 FD, 2.397% (1-month USLIBOR +0.500%), 9/25/2032	184,454
257,575	[1]	Series 2002-53 FG, 2.997% (1-month USLIBOR +1.100%), 7/25/2032	264,326
847,994	[1]	Series 2002-58 FD, 2.497% (1-month USLIBOR +0.600%), 8/25/2032	858,727
299,277	[1]	Series 2002-64 FJ, 2.897% (1-month USLIBOR +1.000%), 4/25/2032	306,071
232,245	[1]	Series 2002-74 FV, 2.347% (1-month USLIBOR +0.450%), 11/25/2032	233,404
180,872	[1]	Series 2002-75 FD, 2.894% (1-month USLIBOR +1.000%), 11/18/2032	184,986
661,585	[1]	Series 2002-77 FH, 2.294% (1-month USLIBOR +0.400%), 12/18/2032	664,051
305,259	[1]	Series 2002-8 FA, 2.644% (1-month USLIBOR +0.750%), 3/18/2032	310,520
111,229	[1]	Series 2002-82 FB, 2.397% (1-month USLIBOR +0.500%), 12/25/2032	112,241
461,826	[1]	Series 2002-82 FC, 2.897% (1-month USLIBOR +1.000%), 9/25/2032	472,633
265,334	[1]	Series 2002-82 FG, 2.347% (1-month USLIBOR +0.450%), 12/25/2032	267,210
834,337	[1]	Series 2002-89 F, 2.197% (1-month USLIBOR +0.300%), 1/25/2033	836,672
312,610	[1]	Series 2002-9 FH, 2.397% (1-month USLIBOR +0.500%), 3/25/2032	315,226
184,729	[1]	Series 2002-90 FH, 2.397% (1-month USLIBOR +0.500%), 9/25/2032	186,385
1,722,786	[1]	Series 2002-93 FJ, 2.447% (1-month USLIBOR +0.550%), 1/25/2033	1,742,887
368,248	[1]	Series 2003-102 FT, 2.297% (1-month USLIBOR +0.400%), 10/25/2033	370,565
978,923	[1]	Series 2003-107 FD, 2.397% (1-month USLIBOR +0.500%), 11/25/2033	988,906
2,366,078	[1]	Series 2003-116 HF, 2.447% (1-month USLIBOR +0.550%), 11/25/2033	2,395,478
38,886	[1]	Series 2003-117 KF, 2.297% (1-month USLIBOR +0.400%), 8/25/2033	38,879
721,957	[1]	Series 2003-121 FD, 2.297% (1-month USLIBOR +0.400%), 12/25/2033	725,826
231,225	[1]	Series 2003-14 FT, 2.397% (1-month USLIBOR +0.500%), 3/25/2033	233,463
568,895	[1]	Series 2003-19 FY, 2.297% (1-month USLIBOR +0.400%), 3/25/2033	571,770
190,681	[1]	Series 2003-2 FA, 2.397% (1-month USLIBOR +0.500%), 2/25/2033	192,416
351,622	[1]	Series 2003-21 TF, 2.347% (1-month USLIBOR +0.450%), 3/25/2033	354,191
611,968	[1]	Series 2003-66 FA, 2.247% (1-month USLIBOR +0.350%), 7/25/2033	613,790
700,778	[1]	Series 2003-79 FC, 2.347% (1-month USLIBOR +0.450%), 8/25/2033	705,286
1,341,058	[1]	Series 2004-17 FT, 2.297% (1-month USLIBOR +0.400%), 4/25/2034	1,348,420

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$1,364,308	[1]	Series 2004-2 FW, 2.297% (1-month USLIBOR +0.400%), 2/25/2034	$1,369,771
1,060,172	[1]	Series 2004-49 FN, 2.297% (1-month USLIBOR +0.400%), 7/25/2034	1,064,759
2,545,664	[1]	Series 2004-49 FQ, 2.347% (1-month USLIBOR +0.450%), 7/25/2034	2,560,430
1,962,866	[1]	Series 2004-51 FY, 2.277% (1-month USLIBOR +0.380%), 7/25/2034	1,968,519
839,274	[1]	Series 2004-53 FC, 2.347% (1-month USLIBOR +0.450%), 7/25/2034	845,789
616,566	[1]	Series 2004-64 FW, 2.347% (1-month USLIBOR +0.450%), 8/25/2034	622,128
961,912	[1]	Series 2005-104 FA, 2.297% (1-month USLIBOR +0.400%), 12/25/2035	965,930
620,040	[1]	Series 2006-60 FD, 2.327% (1-month USLIBOR +0.430%), 4/25/2035	620,580
3,991,792	[1]	Series 2006-75 FP, 2.197% (1-month USLIBOR +0.300%), 8/25/2036	3,990,238
794,254	[1]	Series 2006-79 DF, 2.247% (1-month USLIBOR +0.350%), 8/25/2036	795,712
1,194,251	[1]	Series 2006-81 FA, 2.247% (1-month USLIBOR +0.350%), 9/25/2036	1,197,395
2,586,922	[1]	Series 2006-90 FE, 2.347% (1-month USLIBOR +0.450%), 9/25/2036	2,604,906
1,361,202	[1]	Series 2006-98 FB, 2.207% (1-month USLIBOR +0.310%), 10/25/2036	1,361,419
4,343,053	[1]	Series 2006-W1 2AF1, 2.117% (1-month USLIBOR +0.220%), 2/25/2046	4,304,490
1,363,752	[1]	Series 2008-52 FD, 2.247% (1-month USLIBOR +0.350%), 6/25/2036	1,365,151
21,694,556	[1]	Series 2012-116 FA, 2.197% (1-month USLIBOR +0.300%), 10/25/2042	21,680,696
18,294,976		Series 2016-6 AB, 2.000%, 4/25/2034	17,382,922
27,673,745		Series 2017-5 PH, 3.000%, 1/25/2037	27,557,451
		TOTAL	112,971,045
	[1]	Government National Mortgage Association REMIC—24.1%
86,279		Series 2001-21 FB, 2.297% (1-month USLIBOR +0.400%), 1/16/2027	86,517
142,612		Series 2001-22 FG, 2.247% (1-month USLIBOR +0.350%), 5/16/2031	143,002
1,721,154		Series 2002-17 FK, 2.447% (1-month USLIBOR +0.550%), 3/20/2032	1,738,730
359,646		Series 2004-59 FV, 2.147% (1-month USLIBOR +0.250%), 10/20/2033	359,419
1,135,108		Series 2009-96 GF, 2.347% (1-month USLIBOR +0.450%), 4/16/2039	1,137,526
15,327,192		Series 2011-H07 FA, 2.191% (1-month USLIBOR +0.500%), 2/20/2061	15,363,248
23,125,404		Series 2012-H15 FB, 2.191% (1-month USLIBOR +0.500%), 6/20/2062	23,194,145
6,380,966		Series 2012-H18 FA, 2.241% (1-month USLIBOR +0.550%), 8/20/2062	6,415,567
5,198,982		Series 2012-H18 SA, 2.271% (1-month USLIBOR +0.580%), 8/20/2062	5,243,380
11,150,551		Series 2012-H24 FC, 2.091% (1-month USLIBOR +0.400%), 10/20/2062	11,158,228
24,501,642		Series 2012-H25 BF, 2.071% (1-month USLIBOR +0.380%), 9/20/2062	24,497,141
20,525,421		Series 2012-H29 BF, 2.031% (1-month USLIBOR +0.340%), 11/20/2062	20,501,975
18,229,562		Series 2012-H29 CF, 2.031% (1-month USLIBOR +0.340%), 2/20/2062	18,189,003
2,674,052		Series 2012-H30 SA, 2.061% (1-month USLIBOR +0.370%), 12/20/2062	2,673,629
13,385,245		Series 2012-H31 FA, 2.041% (1-month USLIBOR +0.350%), 11/20/2062	13,373,396
27,318,218		Series 2015-H02 FA, 2.341% (1-month USLIBOR +0.650%), 1/20/2065	27,506,099
27,182,835		Series 2015-H06 FB, 2.341% (1-month USLIBOR +0.650%), 2/20/2065	27,379,161
		TOTAL	198,960,166
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $350,456,544)	348,661,282
		GOVERNMENT AGENCIES—13.1%
	[2]	Federal Farm Credit Bank System Discount Notes—0.8%
7,000,000		0.000%, 09/27/2018	6,941,907
	[1]	Federal Farm Credit Bank System Floating Rate Notes—3.0%
5,000,000		1.812%, (1-month USLIBOR -0.085%), 05/15/2019	5,007,000
10,000,000		1.853%, (1-month USLIBOR -0.045%), 02/21/2019	10,014,069
5,000,000		1.856%, (1-month USLIBOR -0.040%), 03/13/2019	5,007,746
5,000,000		2.087%, (1-month USLIBOR +0.190%), 09/20/2019	5,027,723
		TOTAL	25,056,538

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Farm Credit System—0.5%
$500,000		0.930%, 10/29/2018	$496,974
750,000		1.110%, 10/15/2018	747,112
2,000,000		1.780%, 11/14/2018	1,995,715
500,000		2.460%, 11/02/2018	500,725
		TOTAL	3,740,526
		Federal Home Loan Bank Notes—1.9%
2,000,000		0.950%, 08/08/2018	1,994,045
5,000,000		1.000%, 09/07/2018	4,980,952
1,000,000		1.050%, 06/04/2018	999,151
5,000,000		1.125%, 09/14/2018	4,982,683
2,000,000		1.950%, 09/24/2018	1,998,803
1,000,000		2.000%, 09/14/2018	999,634
		TOTAL	15,955,268
	[1]	Federal Home Loan Bank System Floating Rate Notes—3.0%
5,000,000		1.626%, (3-month USLIBOR -0.185%), 05/10/2019	5,002,185
5,000,000		1.747%, (1-month USLIBOR -0.150%), 07/24/2018	5,001,338
5,000,000		1.748%, (1-month USLIBOR -0.150%), 07/23/2018	5,001,326
10,000,000		1.842%, (1-month USLIBOR -0.055%), 12/16/2019	10,020,209
		TOTAL	25,025,058
		Federal Home Loan Mortgage Corporation—1.9%
10,000,000		1.100%, 08/23/2018	9,974,490
5,500,000		1.100%, 09/13/2018	5,484,719
		TOTAL	15,459,209
		Federal National Mortgage Association—1.2%
5,000,000		1.125%, 12/14/2018	4,963,740
4,800,000		1.875%, 09/18/2018	4,796,626
		TOTAL	9,760,366
		Tennessee Valley Authority Bonds—0.8%
6,700,000		1.750%, 10/15/2018	6,689,170
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $108,675,594)	108,628,042
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal National Mortgage Association—0.0%
50,767		7.500%, 30 Year, 1/1/2032	58,047
195,789		7.500%, 30 Year, 8/1/2032	224,094
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $262,351)	282,141
		REPURCHASE AGREEMENTS—40.0%
130,515,000		Interest in $1,000,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,000,048,333 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2045 and the market value of those underlying securities was $1,020,049,300.	130,515,000
200,000,000		Interest in $550,000,000 joint repurchase agreement 1.74%, dated 4/30/2018 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,026,583 on 5/1/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2048 and the market value of those underlying securities was $563,552,380.	200,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $330,515,000)	330,515,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $828,814,207)	826,749,272
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(128,730)
		TOTAL NET ASSETS—100%	$826,620,542

1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 25, 2018